Supplemental Cashflow Information	12 Months Ended
Dec. 31, 2021
Supplemental Cashflow Information [abstract]
Supplemental Cashflow Information

30.   SUPPLEMENTAL CASH FLOW INFORMATION

Changes in working capital for the years ended December 31, 2021 and 2020 are as follows:

	Years ended December 31,
	2021	2020
Trade and other receivables	$(16,897)	$10,258
Prepaid expenses	(2,149)	161
Inventories	(23,824)	(25,659)
Trade and other payables	3,556	6,122
Total changes in working capital	$(39,314)	$(9,118)

The changes in liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes for the years as set out below are as follows:

	Note	Bank loan	Convertible debentures	Lease obligations	Derivatives
As at December 31, 2019		$109,430	$37,105	$23,879	$894
Additions		65,000	-	2,684	176
Terminations		-	-	(497)	-
Interest		420	1,661	1,920	563
Payments		(55,000)	-	(8,438)	(560)
Foreign exchange		-	-	(51)	-
Changes in fair value		-	-	-	187
As at December 31, 2020		119,850	38,766	19,497	1,260
Additions		-	-	7,397	508
Terminations		-	-	(1,203)	-
Acquisition of Roxgold	6	31,711	-	13,597	-
Interest		845	1,641	2,336	1,018
Payments		(32,288)	-	(11,928)	(2,105)
Transaction costs		(3,036)	-	-	-
Foreign exchange		-	-	(291)	-
Changes in fair value		-	-	-	777
As at December 31, 2021		$117,082	$40,407	$29,405	$1,458

The significant non-cash financing and investing transactions during the years ended December 31, 2021 and 2020  are as follows:

		Years ended December 31,
	Note	2021	2020
Acquisition of Roxgold	6	$594,666	$-
Mineral properties, plant and equipment changes in closure and reclamation provision		$(3,729)	$(9,339)
Stock options allocated to share capital upon exercise		$136	$427
Additions on right of use assets		$(2,551)	$(2,715)
Share units allocated to share capital upon settlement		$4,468	$3,081